Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 27, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche Mid Cap Value Fund and Deutsche Small Cap Value Fund (formerly DWS Mid Cap Value Fund and DWS Small Cap Value Fund, respectively) (together, the “Funds”), each a series of Deutsche Value Series, Inc. (formerly DWS Value Series, Inc.) (the “Corporation”) (Reg. Nos. 033-18477, 811-05385)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 69 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on August 22, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           John Marten, Esq., Vedder Price P.C.